Asset retirement obligation	12 Months Ended
Sep. 30, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
10.       Asset retirement obligation

The following table summarizes the changes in the balance of asset retirement obligation during each of the years in the three year period ended September 30, 2011:

	2011	2010	2009

Opening liability	$-	$41,503	$22,009
Accretion expense included in general and administration expenses	-	-	1,913
Additional provision for remediation costs	-	-	19,520
Payments made for remediation work	-	(45,071)	-
Loss on settlement of asset retirement obligation	-	4,810	-
Impact of foreign currency translation	-	(1,242)	(1,939)

Closing liability	$-	$-	$41,503

During the year ended September 30, 2008, the Company entered into a lease agreement for new premises.  The lease agreement entered into, which had a term of five years, required the Company to restore the leased premises to their original condition at the end of the lease term.  At September 30, 2009, the Company had vacated these premises. During March 2010, the Company completed all required work under the terms of its lease prior to entering into a deed of surrender with the landlord of the property.   Total remediation costs of $45,071 were incurred during the year ended September 30, 2010.